Notes Payable	12 Months Ended
Sep. 30, 2011
Notes Payable [Abstract]
Notes Payable
Note 6:   Notes Payable

Notes payable consists of the following as of September 30, 2011 and September 30, 2010:

	September 30, 2011	September 30, 2010
$300,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $2,500 due through the maturity date of March 2016 on the non-forgivable portion. (A)	$280,000	$-
$200,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	8,333	28,333

Note payable to affiliate Holdings, bearing interest at LIBOR plus 7.50-10.5% (7.93% at September 30, 2011); maturity on August 31, 2014.	31,663,730	29,220,130

Note payable to affiliate ICM, Inc. ("ICM"), bearing interest at LIBOR plus 7.50-10.5% (7.93% at September 30, 2011); maturity on August 31, 2014.	10,902,885	10,061,472
Term facility payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at September 30, 2011); maturity on August 1, 2014.	43,593,856 39,660,080	95,366,726

Term revolver payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at September 30, 2011); maturity on August 1, 2014.	10,000,000	10,000,000

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 4.45% with a 6.00% floor (6.00% at June 30, 2011), maturing March 31, 2012.	3,500,000	9,250,000

Capital leases payable to AgStar bearing interest at 3.088% maturing May 15, 2013.	28,701	-

Revolving line of credit payable to affiliate Holdings bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.74% at September 30, 2011).	3,000,000	-
Less current maturities	142,637,585 (21,236,780)	153,926,661 (18,058,574)
Total long term debt	$121,400,805	$135,868,087

(A) The $300,000 IDED loan is comprised of two components under the Master Contract (the "Master Contract") between the Company and IDED: i) a $150,000, non interest-bearing component that requires monthly payments of $2,500, which began in March, 2011 with a final payment of $2,500 due February, 2016; and ii) a $150,000 forgivable loan.  The Company has a $300,000 letter of credit with regard to the $300,000 loan (secured by a time deposit account in the same amount) to collateralize the loan.  The note under the Master Contract is collateralized by substantially all of the Company's assets, subordinate to the Credit Agreement.

Approximate aggregate maturities of notes payable as of September 30, 2011 are as follows:

Year Ended September 30,
2012	$ 21,236,780
2013	10,805,628
2014	110,555,538
2015 2016	30,000 10,000
Total	$ 142,637,585